Fair Value Measurements - Summary of Changes in Fair Value of Financial Instruments Using Level 3 Inputs (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Liabilities:
Fair value when issued (October 2020)	$ 27,610,000
Change in fair value		$ (19,750,000)	$ 21,310,000
Transfers			(24,500,000)
Total		4,670,000	24,420,000
Private Placement Warrants
Liabilities:
Fair value when issued (October 2020)	11,000,000
Transfers			(11,000,000)
Warrant
Liabilities:
Fair value when issued (October 2020)	13,500,000
Transfers			(13,500,000)
Forward Purchase Agreements (FPAs)
Liabilities:
Fair value when issued (October 2020)	$ 3,110,000
Change in fair value		(19,750,000)	21,310,000
Total		$ 4,670,000	$ 24,420,000